Related Party Transactions - Additional Information (Detail) $ / yr in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Vessel $ / yr	Dec. 31, 2015 USD ($) $ / yr	Dec. 31, 2014 USD ($) $ / yr
Related Party Transaction [Line Items]
Dividends on preferred shares	$ 3,062,000	$ 3,062,000	$ 1,114,000
Maximum contracted charter hire receivable	$ 638,530,000
Minimum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	1 year
Maximum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	9 years
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	44.40%
Maximum contracted charter hire receivable	$ 586,849,000
Number of vessels | Vessel	15
Annual ship management fee per vessel | $ / yr	123	123	123
Number of vessels under technical management | Vessel	13
CMA CGM [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	1 year
CMA CGM [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	9 years
CMA CGM [Member] | Series A Preferred Shares [Member]
Related Party Transaction [Line Items]
Dividends on preferred shares	$ 0		$ 653,000